INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective tax rate	0.00%	0.00%
Uncertain tax positions	$ 0	$ 0
Federal And State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	7,448,199
United Kingdom 1 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,414,454
Canada 1 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 636,852